Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of detailed information on personnel expenses

	December 31, 2018	December 31, 2017
Salaries and employee benefits	$46,381	$44,763
Share-based compensation (note 20)	2,902	3,125
	$49,283	$47,888